Boston Partners
                                 Family of Funds

                     Boston Partners Long/Short Equity Fund

                  (Investment Portfolio of The RBB Fund, Inc.)

                                 Investor Class

                          Supplement dated May 30, 2003
                      to Prospectus dated December 31, 2002

Revisions relating to the opening of the Boston Partners Long/Short Equity Fund to all investors effective May 30, 2003. This Supplement supercedes the Supplement dated February 18, 2003 to the Prospectus dated December 31, 2002.

                  The fourth paragraph under the caption "Introduction" on page 3 of the Prospectus, which states in part that "the Boston Partners Long/Short Equity Fund is closed to new investors," is removed in its entirety.

                  The third paragraph under the caption "Shareholder Information
- Other Purchase Information" on page 35 of the Prospectus, which states in part that "the Boston Partners Long/Short Equity Fund is closed to new investors," is removed in its entirety.

                           Please retain this Supplement for future reference.

                                 Boston Partners
                                 Family of Funds

                     Boston Partners Long/Short Equity Fund

                  (Investment Portfolio of The RBB Fund, Inc.)

                               Institutional Class

                          Supplement dated May 30, 2003
                      to Prospectus dated December 31, 2002


Revisions relating to the opening of the Boston Partners Long/Short Equity Fund to all investors effective May 30, 2003. This Supplement supercedes the Supplement dated February 18, 2003 to the Prospectus dated December 31, 2002.

                  The fourth paragraph under the caption "Introduction To The Risk/Return Summary" on page 3 of the Prospectus, which states in part that "the Boston Partners Long/Short Equity Fund is closed to new investors," is removed in its entirety.

                  The third paragraph under the caption "Shareholder Information
- Other Purchase Information" on pages 35 and 36 of the Prospectus, which states in part that "the Boston Partners Long/Short Equity Fund is closed to new investors," is removed in its entirety.


                           Please retain this Supplement for future reference.